Fair value estimate - Changes in assets and liabilities (Details) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Changes in financial assets
Financial assets at beginning of period	$ 91,713
Financial assets at end of period	83,147
Changes in financial liabilities
Financial liabilities at beginning of period	52,720
Financial liabilities at end of period	50,213
Level 3 | Fair value measurement
Changes in financial assets
Financial assets at beginning of period	24
Gain and losses recognized in income statement	7
Translation adjustments	(7)
Financial assets at end of period	24
Changes in financial liabilities
Financial liabilities at beginning of period	120
Gain and losses recognized in income statement	(52)
Settlements, fair value measurement, liabilities	(29)
Financial liabilities at end of period	$ 39